COMMON SHARES (Details) - $ / shares	9 Months Ended	12 Months Ended
	Mar. 31, 2022	Jun. 30, 2021
SHAREHOLDERS' EQUITY
Number of warrants outstanding, beginning	3,014,246	0
Number of warrants granted	0	3,014,246
Number of warrants exercised	0	0
Number of warrants expired	0	0
Number of warrants outstanding, ending	3,014,246	3,014,246
Weighted average exercise price outstanding, beginning	$ 0.25	$ 0
Weighted average exercise price granted	0	0.25
Weighted average exercise price exercised	0	0
Weighted average exercise price expired	0	0
Weighted average exercise price outstanding, ending	$ 0.25	$ 0.25